Non-Trading Securities (Fair Value And Unrealized Losses Of Non-Trading Securities) (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	¥ 83,313	¥ 41,923
Less than 12 months, Gross unrealized losses	2,088	2,415
More than 12 months, Fair value	5,796
More than 12 months, Gross unrealized losses	376
Fair value	89,109	41,923
Gross unrealized losses	2,464	2,415
Government, agency and municipal securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	50,233	14,954
Less than 12 months, Gross unrealized losses	568	164
More than 12 months, Fair value	3,771
More than 12 months, Gross unrealized losses	336
Fair value	54,004	14,954
Gross unrealized losses	904	164
Other debt securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	20,684	5,920
Less than 12 months, Gross unrealized losses	426	182
More than 12 months, Fair value	2,025
More than 12 months, Gross unrealized losses	40
Fair value	22,709	5,920
Gross unrealized losses	466	182
Equity securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	12,396	21,049
Less than 12 months, Gross unrealized losses	1,094	2,069
Fair value	12,396	21,049
Gross unrealized losses	¥ 1,094	¥ 2,069